UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          5/15/06
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)































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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        $8,387,209
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE













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
                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- -----------
ADVANCE AUTO PARTS INC          COM        00751Y106   326,973   7,852,381    SH        SOLE          7,852,381
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V SPON ADR L SHS    02364W105   621,616  18,144,089    SH        SOLE         18,144,089
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC              COM        037833100   329,693   5,256,585    SH        SOLE          5,256,585
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MANAGEMENT CL A LTD VT SH 112585104   257,780   4,687,600    SH        SOLE          4,687,600
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM        115236101   190,488   5,737,600    SH        SOLE          5,737,600
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM        143130102   120,660   3,692,173    SH        SOLE          3,692,173
------------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP INC     CL A        12497T101   202,726   2,512,100    SH        SOLE          2,512,100
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM        141665109    49,257   1,305,500    SH  PUT   SOLE          1,305,500
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM        152312104   222,767   3,593,600    SH        SOLE          3,593,600
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC             COM        16411R208    81,039   1,997,500    SH        SOLE          1,997,500
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE HLDGS INC   CL A        167760107    79,879     178,500    SH        SOLE            178,500
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                   COM        17275R102   196,956   9,088,900    SH        SOLE          9,088,900
------------------------------------------------------------------------------------------------------------------------------------
CNET NETWORKS INC               COM        12613R104    40,904   2,878,516    SH        SOLE          2,878,516
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM        189754104    71,508   2,067,900    SH        SOLE          2,067,900
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENGERGETICA DE MINA SP ADR PFD   204409601    72,011   1,583,700    SH        SOLE          1,583,700
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE SPON ADR PFD    204412100   156,467   3,619,400    SH        SOLE          3,619,400
------------------------------------------------------------------------------------------------------------------------------------




CONOR MEDSYSTEMS INC            COM        208264101    25,397     863,844    SH        SOLE            863,844
------------------------------------------------------------------------------------------------------------------------------------
COPART INC                      COM        217204106    34,327   1,250,520    SH        SOLE          1,250,520
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                     COM        219350105   310,335  11,532,346    SH        SOLE         11,532,346
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM        21988R102    39,744     393,895    SH        SOLE            393,895
------------------------------------------------------------------------------------------------------------------------------------
COSTAR GROUP INC                COM        22160N109    25,973     500,548    SH        SOLE            500,548
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM        253393102   115,753   2,917,910    SH        SOLE          2,917,910
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM        277461109   103,806   3,650,000    SH  PUT   SOLE          3,650,000
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL       COM PAR $0.01        345370860     5,726     719,300    SH  PUT   SOLE            719,300
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                 COM        319963104   115,828   2,473,900    SH        SOLE          2,473,900
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC               COM NEW        368710406    82,341     974,340    SH        SOLE            974,340
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM        369604103    76,071   2,187,200    SH        SOLE          2,187,200
----------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL CORP DEL       COM        381317106   263,814   3,885,336    SH        SOLE          3,885,336
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                     CL A        38259P508   751,213   1,926,187    SH        SOLE          1,926,187
------------------------------------------------------------------------------------------------------------------------------------
ITC HLDGS CORP                  COM        465685105    23,368     890,200    SH        SOLE            890,200
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                    CL A        526057104    68,717   1,138,077    SH        SOLE          1,138,077
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC SPONSORED ADR      607409109    75,395   2,277,800    SH        SOLE          2,277,800
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                 COM        61166W101   326,371   3,850,989    SH        SOLE          3,850,989
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORPORATION              COM        615369105   119,817   1,676,700    SH        SOLE          1,676,700
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ CORP                     COM        63936L100    70,287   1,387,700    SH        SOLE          1,387,700
------------------------------------------------------------------------------------------------------------------------------------
NET 1 UEPS TECHNOLOGIES INC     COM        64107N206    68,895   2,434,454    SH        SOLE          2,434,454
-----------------------------------------------------------------------------------------------------------------------------------
NETEASE COM INC       SPONSORED ADR        64110W102   102,841   4,190,736    SH        SOLE          4,190,736
------------------------------------------------------------------------------------------------------------------------------------




NII HLDGS INC              CL B NEW        62913F201   149,152   2,529,282    SH        SOLE          2,529,282
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC              COM NEW        629377508    19,657     434,700    SH        SOLE            434,700
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                    COM        681904108    98,086   1,783,700    SH        SOLE          1,783,700
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS INC        COM        683399109    33,787   1,286,628    SH        SOLE          1,286,628
------------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP         CL A        731572103    77,784   1,283,348    SH        SOLE          1,283,348
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM        745867101    92,038   2,395,576    SH        SOLE          2,395,576
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                    COM        747525103   394,140   7,787,787    SH        SOLE          7,787,787
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM        760975102   232,116   2,734,639    SH        SOLE          2,734,639
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM        76122Q105    53,090   2,131,291    SH        SOLE          2,131,291
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM        783764103   154,082   2,220,200    SH        SOLE          2,220,200
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                COM        806857108   314,818   2,487,300    SH        SOLE          2,487,300
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM        78442P106   348,926   6,717,875    SH        SOLE          6,717,875
------------------------------------------------------------------------------------------------------------------------------------
STANDARD PAC CORP NEW           COM        85375C101    74,905   2,228,000    SH        SOLE          2,228,000
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC               COM        867209106   348,448   4,524,124    SH        SOLE          4,524,124
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM        91324P102    75,508   1,351,736    SH        SOLE          1,351,736
------------------------------------------------------------------------------------------------------------------------------------
VERTEX PHARACEUTICALS INC       COM        92532F100     9,148     250,000    SH  PUT   SOLE            250,000
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM        G9618E107    75,412     126,850    SH        SOLE            126,850
------------------------------------------------------------------------------------------------------------------------------------
WORLDSPACE INC                 CL A        981579105     9,369    1,240,900   SH        SOLE          1,240,900
------------------------------------------------------------------------------------------------------------------------------------
